Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Components of Deposits [text block table]
in € m.	Dec 31, 2019	Dec 31, 2018
Noninterest-bearing demand deposits	228,731	221,746
Interest-bearing deposits
Demand deposits	135,276	126,280
Time deposits	121,120	130,039
Savings deposits	87,081	86,340
Total interest-bearing deposits	343,477	342,659
Total deposits	572,208	564,405